Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Classification of amortization recognized as expense
Amortization expense	$ 855	$ 631	$ 485
Operations expense	111	129	95
Interest expense	615	403	296
Total expense from the amortization of definite-lived intangible assets	$ 1,581	$ 1,163	$ 876